Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

AFT CHOICE PLUS

Supplement Dated August 28, 2014

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus,
Contract Prospectus Summary and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your Contract Prospectus, Contract Prospectus Summary and SAI for future reference.

IMPORTANT INFORMATION ABOUT THE COMPANY

In connection with Voya Financial, Inc.’s rebranding efforts, the following changes are effective September 1, 2014:

·	ING Life Insurance and Annuity Company will be renamed Voya Retirement Insurance and Annuity
Company;
· ING North America Insurance Corporation will be renamed Voya Services Company;
· ING Financial Advisers, LLC will be renamed Voya Financial Partners, LLC; and
· ING Financial Partners, Inc. will be renamed Voya Financial Advisors, Inc.

In general, all other references to the name ING are replaced with the name Voya with the exception of ING Groep
N.V., which will remain unchanged.

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the DWS Equity 500 Index Fund.

IMPORTANT INFORMATION REGARDING DWS EQUITY 500 INDEX FUND

On August 11, 2014, DWS Equity 500 Index Fund (Class S) changed its name to Deutsche Equity 500 Index Fund
(Class S). Accordingly, all references to DWS Equity 500 Index Fund (Class S) in the Contract Prospectus and
Contract Prospectus Summary are hereby deleted and changed to Deutsche Equity 500 Index Fund (Class S).

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided
by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya
Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya
Financial Partners, LLC has selling agreements.

X.105479-14	August 2014